UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 446-3863

                    Date of fiscal year end: October 31, 2008

                    Date of reporting period: April 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                       AIG
                                MONEY MARKET FUND

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2008

                                   (AIG LOGO)

                                   ADVISED BY

                           AIG GLOBAL INVESTMENT CORP.

                              AIG MONEY MARKET FUND

The AIG Money Market Fund (the "Fund") is a money market mutual fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of U.S. dollar denominated short-term high quality securities. The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Fund to maintain a stable share price of US$1.00.

There is no assurance that the Fund will achieve its investment objective or that it will be able to maintain a constant share price of US$1.00 on a continuous basis. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is offered by prospectus through its distributor or sub-distributor.

                                TABLE OF CONTENTS

Schedule of Investments ...................................................    2
Statement of Assets and Liabilities .......................................    4
Statement of Operations ...................................................    5
Statement of Changes in Net Assets ........................................    6
Financial Highlights ......................................................    7
Notes to Financial Statements .............................................    8
Disclosure of Fund Expenses ...............................................   12
Board of Trustees Considerations in Re-Approving
   the Advisory Agreement .................................................   13

                                                           AIG MONEY MARKET FUND

APRIL 30, 2008 (UNAUDITED)

SECTOR WEIGHTINGS *

                                   (BAR CHART)

Commercial Paper            56.8%
Certificates of Deposit     32.1%
Time Deposits                8.6%
Repurchase Agreement         2.5%

*    Percentages are based on total investments.

  FACE
 AMOUNT                                                                 VALUE
 (000)                                                                  (000)
--------                                                              ----------
SCHEDULE OF INVESTMENTS
COMMERCIAL PAPER (A) (56.8%)
BANKS (56.8%)++
           Abbey National North America
$100,000      2.375%, 05/01/08                                        $  100,000
           Barclays US Funding
 100,000      2.854%, 05/06/08                                            99,960
           BNP Paribas Finance
 100,000      2.435%, 05/01/08                                           100,000
           Calyon North America
 100,000      2.530%, 05/01/08                                           100,000
           Citigroup Funding
 100,000      2.754%, 05/07/08                                            99,954
           Erste Finance Delaware LLC (B)
 100,000      2.803%, 05/08/08                                            99,946
           JPMorgan Chase
 100,000      2.300%, 05/01/08                                           100,000
           Merrill Lynch
 100,000      2.651%, 05/05/08                                            99,970
           Natexis Banques Populaires
              US Finance
 100,000      2.703%, 05/09/08                                            99,940
           San Paolo IMI SPA
 100,000      2.703%, 05/08/08                                            99,947
           Societe Generale North America
 100,000      2.754%, 05/07/08                                            99,954
           Swedbank
  50,000      2.541%, 05/05/08                                            49,986
  50,000      2.542%, 05/07/08                                            49,979

  FACE
 AMOUNT                                                                 VALUE
 (000)                                                                  (000)
--------                                                              ----------
           UBS Finance Delaware
$100,000      2.658%, 05/05/08                                        $   99,971
           Westpac Banking
  20,000      2.657%, 05/06/08                                            19,993
                                                                      ----------
           TOTAL COMMERCIAL PAPER
           (Cost $1,319,600)                                           1,319,600
                                                                      ----------
CERTIFICATES OF DEPOSIT (32.0%)
BANKS (32.0%)++
           Banco Bilbao Vizcaya Argentina
 100,000      2.860%, 05/06/08                                           100,002
           Bank of Scotland PLC
  65,000      2.700%, 05/05/08                                            65,000
           Bank of TokyoMitsubishi
 100,000      2.770%, 05/08/08                                           100,000
           Bayerische Landesbank
  60,000      2.700%, 05/07/08                                            60,000
           Credit Suisse First Boston
  20,000      5.405%, 06/09/08                                            20,000
           Dresdner Bank
 100,000      2.760%, 05/12/08                                           100,000
           Mizuho Corporate Bank
 100,000      2.850%, 05/07/08                                           100,000
           Norinchukin Bank
 100,000      2.800%, 05/07/08                                           100,000
           Sumitomo Mitsui Banking
 100,000      2.880%, 05/09/08                                           100,000
                                                                      ----------
           TOTAL CERTIFICATES OF DEPOSIT
           (Cost $745,002)                                               745,002
                                                                      ----------
 TIME DEPOSITS (8.6%)
           ING
 100,000      2.520%, 05/05/08                                           100,000
           Wells Fargo
 100,000      2.375%, 05/01/08                                           100,000
                                                                      ----------
           TOTAL TIME DEPOSITS
           (Cost $200,000)                                               200,000
                                                                      ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                                    AIG MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)

  FACE
 AMOUNT                                                                 VALUE
 (000)                                                                  (000)
--------                                                              ----------
REPURCHASE AGREEMENT (2.5%)
$ 58,729      Morgan Stanley
              1.000%, dated 04/30/08,
              to be repurchased on
              05/01/08, repurchase price
              $58,730,631 (collateralized
              by a U.S. Government
              obligation discount note,
              par value $60,755,000,
              0.000%, 12/31/08; with a
              total market value
              $ 59,904,430)                                           $   58,729
                                                                      ----------
           TOTAL REPURCHASE AGREEMENT
           (Cost $ 58,729)                                                58,729
                                                                      ----------
           TOTAL INVESTMENTS (99.9%)
           (Cost $2,323,331)+                                         $2,323,331
                                                                      ----------

Percentages are based on net assets of $2,325,011 (000).

(A) Discount Notes. The rate reported is the effective yield at time of purchase.

(B) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2008 the value of these securities amounted to $99,946,000, representing 4.3 % of the net assets of the Fund.

LLC -- Limited Liability Company
PLC -- Public Limited Company

++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)                  AIG MONEY MARKET FUND
AS OF APRIL 30, 2008 (UNAUDITED)

ASSETS
   Investments at value (Cost $2,264,602)                           $ 2,264,602
   Repurchase Agreement at value (Cost $ 58,729)                         58,729
   Interest Receivable                                                    2,147
   Prepaid Expenses                                                         (55)
                                                                    -----------
   TOTAL ASSETS                                                       2,325,533
                                                                    -----------
LIABILITIES
   Payable due to Investment Adviser                                        351
   Payable due to Administrator                                              87
   Chief Compliance Officer Fees Payable                                      5
   Payable due to Trustee                                                     2
   Other Accrued Expenses                                                    77
                                                                    -----------
   TOTAL LIABILITIES                                                       (522)
                                                                    -----------
NET ASSETS                                                          $(2,325,011)
                                                                    ===========
NET ASSETS CONSIST OF:
   Paid-in Capital                                                  $ 2,325,030
   Distributions in Excess of Net Investment Income                          (1)
   Accumulated Net Realized Loss on Investments                             (18)
                                                                    -----------
NET ASSETS                                                          $(2,325,011)
                                                                    ===========
   Net Asset Value, Offering and Redemption
      Price Per Share -- Class A Shares
      ($2,325,011 / 2,325,061)                                      $     (1.00)
                                                                    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)                              AIG MONEY MARKET FUND
FOR THE SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
   Interest Income                                                      $35,309
                                                                        -------
   Total Investment Income                                               35,309
                                                                        -------
EXPENSES:
   Investment Advisory Fees                                               2,561
   Administration Fees                                                      407
   Transfer Agent Fees                                                       39
   Custodian Fees                                                            33
   Professional Fees                                                         24
   Registration and Filing Fees                                              18
   Distribution Fees(1)                                                      17
   Printing Fees                                                             12
   Chief Compliance Officer Fees                                              5
   Trustees' Fees                                                             4
   Insurance and Other Fees                                                  21
                                                                        -------
   Total Expenses                                                         3,141
   Less:
   Waiver of Investment Advisory Fees                                    (1,024)
   Waiver of Administration Fees                                            (45)
   Waiver of Distribution Fees                                               (7)
                                                                        -------
   Net Expenses                                                           2,065
                                                                        -------
   Net Investment Income                                                 33,244
                                                                        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $33,244
                                                                        =======

(1) Distribution fees were incurred by Class B shares only. Effective November 30, 2007, distribution fees were discontinued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)                   AIG MONEY MARKET FUND
FOR THE SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2007

                                                                         11/01/07 TO    11/01/06 TO
                                                                          04/30/08       10/31/07
                                                                        ------------   ------------
OPERATIONS:
   Net Investment Income                                                $     33,244   $     64,560
   Net Realized Loss on Investments                                               --            (18)
                                                                        ------------   ------------
     Increase in Net Assets Resulting from Operations                         33,244         64,542
                                                                        ------------   ------------
DIVIDENDS:
   Net Investment Income
      Class A                                                                (32,810)       (61,400)
      Class B                                                                   (431)        (3,100)
                                                                        ------------   ------------
   Total Dividends                                                           (33,241)       (64,500)
                                                                        ------------   ------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Class A
      Issued                                                              37,855,726     77,790,702
      Reinvestment of                                                         32,208         61,333
      Dividends
      Redeemed                                                           (36,732,354)   (77,876,230)
                                                                        ------------   ------------
         Net Increase (Decrease) in Net Assets from Class A Share
            Transactions                                                   1,155,580        (24,195)
                                                                        ------------   ------------
   Class B
         Issued                                                                  404         17,138
         Reinvestment of                                                         417          3,072
         Dividends
         Redeemed                                                            (63,570)       (28,943)
                                                                        ------------   ------------
Net Decrease in Net Assets from Class B Share Transactions                   (62,749)        (8,733)
                                                                        ------------   ------------
Net Increase (Decrease) in Net Assets from Capital Share Transactions      1,092,831        (32,928)
                                                                        ------------   ------------
Total Increase (Decrease) in Net Assets                                    1,092,834        (32,886)
NET ASSETS:
   Beginning of Period                                                     1,232,177      1,265,063
                                                                        ------------   ------------
   End of Period                                                        $  2,325,011   $  1,232,177
                                                                        ============   ============
Distributions in Excess of Net Investment Income                        $         (1)  $         (4)
                                                                        ============   ============

Amounts designated as "--" are $0 or rounded to $0

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                       AIG MONEY MARKET FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED) AND THE YEARS ENDED OCTOBER 31,

                                                                                                   RATIO      RATIO
                                                                      NET                           OF         OF         RATIO
              NET                                                    ASSET               NET     EXPENSES   EXPENSES     OF NET
             ASSET                            DIVIDENDS              VALUE              ASSETS      TO     TO AVERAGE  INVESTMENT
             VALUE       NET        TOTAL     FROM NET                END                END      AVERAGE  NET ASSETS    INCOME
          BEGINNING  INVESTMENT     FROM     INVESTMENT    TOTAL      OF     TOTAL    OF PERIOD     NET    (EXCLUDING  TO AVERAGE
          OF PERIOD    INCOME    OPERATIONS    INCOME    DIVIDENDS  PERIOD  RETURN+     (000)     ASSETS    WAIVERS)   NET ASSETS
          ---------  ----------  ----------  ----------  ---------  ------  -------  ----------  --------  ----------  ----------
AIG MONEY MARKET FUND
CLASS A
   2008*    $1.00       $0.02       $0.02      $(0.02)    $(0.02)    $1.00   1.76%   $2,325,011    0.20%      0.31%       3.16%
   2007      1.00        0.05        0.05       (0.05)     (0.05)     1.00   5.18     1,169,431    0.21       0.31        5.05
   2006      1.00        0.05        0.05       (0.05)     (0.05)     1.00   4.72     1,193,586    0.22       0.32        4.61
   2005      1.00        0.03        0.03       (0.03)     (0.03)     1.00   2.73     1,328,558    0.21       0.31        2.71
   2004      1.00        0.01        0.01       (0.01)     (0.01)     1.00   1.15       829,783    0.08       0.33        1.13
   2003      1.00        0.01        0.01       (0.01)     (0.01)     1.00   1.07       914,380    0.17       0.33        1.07

+ Total return would have been lower had certain fees not been waived by the Adviser, Sub-Distributor and Administrator.

* For the six month period ended April 30, 2008. All ratios for the period have been annualized.

Note (unaudited): The 7-day current and effective annualized yields, as of April 30, 2008, are: Class A shares 2.46% and 2.49%, respectively.

The performance in the above table does not reflect the deduction of taxes on Fund distributions that the shareholder may be required to pay based on his/her tax bracket.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)

1. ORGANIZATION:

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 36 funds. The financial statements herein are those of the AIG Money Market Fund (the "Fund"), which offers one class of shares: Class A. Effective December 31, 2007 Class B Shares consolidated into Class A shares. The investment objective of the Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

     The AIG Money Market Fund seeks to preserve the value of the shareholders' investment at $1.00 per share, although there is no assurance that this will be so on a continuing basis and it is possible to lose money. Money market fund shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

          USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

          SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

          SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

          REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets. Class specific expenses, such as the 12b-1 fees, were borne by that class. Income, other expenses and realized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net assets each day.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)

     A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION, TRANSFER AGENCY, AND CUSTODIAN AGREEMENTS:

     The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.05% of the Fund's average daily net assets up to and including $1 billion and 0.03% of the Fund's average daily net assets in excess of $1 billion. There is a minimum annual fee of $110,000 plus $15,000 for each additional class.

     The Fund and the Administrator entered into an agreement dated May 20, 2005 whereby the Administrator agreed to pay the Fund's transfer agency expenses up to a maximum of $110,000 annually to the extent aggregate annual average net assets of Class A and Class B Shares remain greater than $500 million. A waiver of the Administration fee on a dollar for dollar basis will offset transfer agency expenses billed to the Fund. The Administrator waived $45,297 of Administration fees for the six month period ended April 30, 2008.

     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

     AIG Equity Sales Corp., an indirect wholly owned subsidiary of American International Group, Inc., serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund had adopted a Distribution Plan (the "Plan") relating to the Class B shares pursuant to the 1940 Act, Rule 12b-1. The Plan provided for payment of fees to the Distributor at an annual rate of 0.35% of the Fund's average daily net assets of the Class B shares. Such fees were then paid to the Sub-Distributor for services provided. The Sub-Distributor had voluntarily agreed to waive 0.15%, reducing the annual fee to 0.20% of Class B average daily net assets. The waiver was voluntary and could be terminated at any time. Effective November 30, 2007, distribution fees were discontinued.

     DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

     U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

     The Trust and AIG Global Investment Corp. (the "Advisor"), an indirect, wholly owned subsidiary of American International Group, Inc., are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to 0.25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive and reduce its fee and to waive additional fees and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.40% of the Fund's average daily net assets of Class A. Prior to the consolidation of the Class B shares, the Advisor had voluntarily agreed to limit operating expenses to not more than 0.75% of the Fund's average daily net assets of Class B. For the six months ended April 30, 2008, the Advisor waived 0.10% of its annual fee, reducing the annual fee to 0.15% of the Fund's average daily net assets. Fee waivers are voluntary and may be terminated at any time.

6. FEDERAL TAX INFORMATION:

     It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)

     The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. There were no permanent differences for the year ended October 31, 2007.

     The tax character of dividends and distributions paid during the years ended October 31, 2007 and October 31, 2006 were as follows:

       ORDINARY
        INCOME
YEAR     (000)
----   --------
2007    $64,500
2006     65,801

     As of October 31, 2007, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income ...   $ 5,304
Capital Loss Carryforwards ......       (18)
Other Temporary Differences .....    (5,308)
                                    -------
Total Accumulated Losses ........   $   (22)
                                    =======

     For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of April 30, 2008, there were $18,073 of capital loss carryforwards, which expire October, 2015. As of April 30, 2008, the cost of securities for Federal tax purposes equals the cost located in the Schedule of Investments.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

     The Board has selected Pricewaterhouse Coopers (PwC) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2008. The decision to select PwC was recommended by the Audit Committee and was approved by the Board on November 13, 2007. During the Fund's fiscal years ended October 31, 2007 and October 31, 2006, neither the Trust, its portfolios, nor anyone on their behalf consulted with PwC on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

     The selection of PwC does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's former independent registered public accounting firm, Ernst & Young LLP (E&Y). The dismissal of E&Y, effective upon completion of its audits for the fiscal year ended October 31, 2007 and to select PwC was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. E&Y's reports on the Fund's financial statements for the fiscal years ended October 31, 2007 and October 31, 2006 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal years ended October 31, 2007 and October 31, 2006, (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 2008 (UNAUDITED)

Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

8. ACCOUNTING PRONOUNCEMENTS:

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

     In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the financial statements for a fiscal period.

9. CONCENTRATION OF CREDIT RISK:

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at April 30, 2008, is as follows:


                        S & P           MOODY'S
                    ------------     ------------
                    A1+    63.0%     P1      100%
                    A1     37.0      NR       --
                          -----            -----
                          100.0%           100.0%
                          -----            -----

10. OTHER:

     In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                         BEGINNING    ENDING                  EXPENSE
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                          11/01/07    4/30/08      RATIOS     PERIOD*
                         ---------   ---------   ----------   -------
AIG MONEY MARKET FUND
ACTUAL FUND RETURN
Class A                  $1,000.00   $1,017.60      0.20%      $1.76
HYPOTHETICAL 5% RETURN
Class A                  $1,000.00   $1,023.85      0.20%      $2.39

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the year, multiplied by 182/366 (to reflect the one-half year period shown).

BOARD OF TRUSTEES CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (UNAUDITED)

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT: Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on November 13-14, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser, its investment philosophy and personnel. They then reviewed the Fund's portfolio holdings and discussed the Adviser's approach to credit quality evaluation, asset allocation and maturity allocations and averages. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER: In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The Adviser's representative reviewed the investment philosophy for the Fund, noting its emphasis on quantitative analysis and disciplined portfolio construction. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

BOARD OF TRUSTEES CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (UNAUDITED)

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER: The Board was provided with information regarding the Fund's performance since the Advisory Agreement was last renewed, as well as information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, focusing on its investment approach and general economic factors. Based on this information, the Board concluded that the Fund's performance was favorable and was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE: In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, the fee waivers that the Adviser had made over the period, the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representatives then discussed the resulting profits realized by the Adviser from its relationship with the Fund and the Board concluded that such profit was not excessive when considered in the context of current Fund asset levels, the overall expense ratio of the Fund and the favorable performance achieved by the Adviser by Fund shareholders. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was the result of arm's length negotiations, appeared reasonable in light of the services rendered and was comparable to the average advisory fees paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-845-3885; and (ii) on the Commission's website at http://www.sec.gov.

Most current yield information may be obtained by calling 1-800-845-3885 or 1-800-249-7445.

INVESTMENT ADVISOR:

AIG GLOBAL INVESTMENT CORP.
70 PINE STREET
NEW YORK, NY 10270

DISTRIBUTOR:

SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456

SUB-DISTRIBUTOR:

AIG EQUITY SALES CORP.
70 PINE STREET
NEW YORK, NY 10270

ADMINISTRATOR:

SEI INVESTMENTS GLOBAL FUNDS SERVICES
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456

LEGAL COUNSEL:

MORGAN, LEWIS & BOCKIUS LLP
1111 PENNSYLVANIA AVE., N.W.
WASHINGTON, D.C. 20004

For information call: 1-800-845-3885

This information must be preceded or accompanied by a current prospectus.

AIG-SA-006-1400

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008


By (Signature and Title)*              /s/ Michael Lawson
                                       -------------------------
                                       Michael Lawson
                                       Controller & CFO


Date:  June 30, 2008

* Print the name and title of each signing officer under his or her signature.